Discontinued Operations - Profit and loss statement for Paratus Energy for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Profit/(loss) before income taxes	$ 33	$ (274)	$ 0	$ 15
Net income/(loss) after tax from discontinued operations	(33)	274	0	(15)
PES
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract revenues	12	0	0	36
Total operating revenues	12	0	0	36
Total operating expenses	(8)	0	0	(27)
Operating profit/(loss)	4	0	0	9
Interest income	0	0	0	18
Interest expense	(4)	0	0	(77)
Reorganization items, net	(1)	0	0	14
Other financial items	(2)	0	0	39
Total financial items	(7)	0	0	(6)
Profit/(loss) before income taxes	(3)	0	0	3
Income tax expense	(1)	0	0	2
Net income/(loss) after tax from discontinued operations	$ (4)	$ 0	$ 0	$ 5